Federated Investors
World-Class Investment Manager

Federated ARMs Fund

SEMI-ANNUAL REPORT

February 28, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Volatility Rating

The fund has received a "volatility rating" of S1 from Standard & Poor's Ratings Services (S&P), which is current as of March 22, 2002. The purpose of a volatility rating is to designate the sensitivity of a fund's share price and returns to changes in market conditions. S&P assigns the S1 rating to bond funds that possess "low sensitivity" to changing market conditions. In S&P's system (S1 to S6), this rating indicates lowest relative volatility.

WHAT THE RATING MEANS

According to S&P, the overall volatility of S1-rated funds should be less than or equal to that of a portfolio comprised of U.S. government securities maturing within one to three years. Within this category, certain funds are designated with a plus sign (+). This indicates the fund's extremely low sensitivity to changing market conditions. These funds possess an aggregate level of volatility that is less than or equal to that of a portfolio comprised of the highest quality fixed-income instruments with an average maturity of one year or less. S&P uses government securities as the basis for comparison because they signify the most liquid, highest quality securities. Volatility ratings can be useful for comparative purposes, to help assess whether one bond fund presents greater overall sensitivity to changing market conditions than another. In addition, because the market generally compensates investors for increased risks, funds with ratings indicating low sensitivity to market changes should be expected to have lower total returns (over extended periods) than funds with ratings indicating greater sensitivity to market changes. Conversely, while returns of funds with ratings indicating higher volatility may tend to be higher over extended periods, they may also be more uncertain.

HOW THE RATING WAS DETERMINED

There is no standard method for determining volatility ratings. S&P's analysis focuses on measuring objective, quantifiable portfolio risk factors. These factors include the credit quality of the bonds held by the fund, the market price volatility of the fund's portfolio, and the historical volatility of the fund's total return performance. In addition, S&P evaluates the fund with regard to specific technical factors, such as interest-rate risk, yield curve risk, credit risk, and liquidity risk. More detailed information about S&P's rating methodology and the factors it considers is posted on S&P's website at www.standardandpoors.com/resourcecenter/ratingscriteria/funds.

ADDITIONAL IMPORTANT FACTORS TO CONSIDER

The fund's portfolio may have changed since the rating was issued, and there is no guarantee that the fund will continue to have the same rating, or perform in the future as rated. S&P charges fees to issue these ratings, which are paid by the fund, and not all bond funds have volatility ratings. The fact that a fund has a rating is not an indication that it is more or less risky or volatile than a fund that does not.

Portfolio of Investments

February 28, 2002 (unaudited)

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES--9.9%
$14,398,474	Countrywide Funding Corp. 1993-10, Floating Rate Note, 2.781%, 1/25/2024	$14,642,745
2,674,178	Countrywide Home Loans, Inc. 1998-17, 6.500%, 11/25/2013	2,717,419
11,014,025	Countrywide Home Loans, Inc. 1998-19A2, 6.500%, 12/25/2028	11,257,105
96,282	Homeside Mortgage Securities, Inc. 1998-1, 6.750%, 2/25/2028	96,428
5,547,494	Washington Mutual Mortgage Securities Corp., 2001-9, 5.109%, 1/25/2031	5,615,668

	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $34,296,059)	34,329,365

	U.S. GOVERNMENT OBLIGATIONS--77.0%
	Federal Home Loan Mortgage Corp. --3.3%
7,000,000	5.000%, 2/14/2003	7,211,400
4,269,274	6.500%, 1/1/2016	4,402,689

	TOTAL	11,614,089

	Federal Home Loan Mortgage Corp. ARM --27.8%
10,601,779	6.176%, 2/1/2029	10,840,425
11,304,100	6.221%, 9/1/2028	11,621,971
6,904,494	6.398%, 4/1/2029	7,114,874
21,539,238	6.454%, 7/1/2021	22,159,783
6,727,057	6.519%, 7/1/2030	6,914,540
6,316,922	6.524%, 2/1/2022	6,514,389
13,501,499	6.542%, 4/1/2029	13,923,556
15,727,374	6.941%, 7/1/2027	16,137,858
1,382,207	7.132%, 9/1/2020	1,420,231

	TOTAL	96,647,627

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS--continued
	Federal Home Loan Mortgage Corp. REMIC--14.0%
$6,225,743	Series 1732-G, 6.500%, 4/15/2020	$6,365,386
3,870,202	Series 2087-FA, 2.197%, 9/15/2025	3,861,571
10,000,000	Series 2122-QD, 6.000%, 1/15/2010	10,362,600
4,772,375	Series 2209-PJ, 7.000%, 5/15/2019	4,897,077
5,454,321	Series 2288-F, 2.197%, 6/15/2029	5,444,994
8,996,405	Series 2299-FB, 2.347%, 12/15/2028	9,027,397
8,474,500	Series 2396-FM, 2.297%, 12/15/2031	8,583,736

	TOTAL	48,542,761

	Federal National Mortgage Association--0.0%
13,539	12.000%, 3/1/2013	15,433

	Federal National Mortgage Association ARM--12.3%
2,440,019	4.679%, 11/1/2027	2,489,576
8,293,415	4.759%, 3/1/2029	8,432,530
4,788,600	4.826%, 5/1/2036	4,832,174
4,034,509	4.832%, 5/1/2036	4,107,347
3,488,717	4.881%, 6/1/2040	3,563,310
1,569,951	6.000%, 3/1/2029	1,606,657
3,102,158	6.299%, 2/1/2021	3,210,424
3,687,044	6.300%, 9/1/2021	3,791,829
1,937,828	6.303%, 2/1/2020	2,006,136
2,385,125	6.372%, 2/1/2019	2,459,684
3,234,665	6.466%, 10/1/2028	3,274,969
3,012,928	6.710%, 9/1/2018	3,121,092

	TOTAL	42,895,728

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS--continued
	Federal National Mortgage Association REMIC--9.4%
$4,000,000	Series 1993-121-PK, 6.500%, 10/25/2021	$4,153,680
2,847,340	Series 1994-60-PE, 6.750%, 11/25/2020	2,914,964
1,770,162	Series 1997-14-PE, 6.350%, 12/18/2021	1,796,166
5,316,432	Series 2000-39-AC, 7.000%, 9/25/2024	5,364,546
3,175,474	Series 2001-11-FB, 2.250%, 4/18/2029	3,180,602
15,323,719	Series 2001-46-F, 2.250%, 9/18/2031	15,340,192

	TOTAL	32,750,150

	Government National Mortgage Association--0.1%
323,302	8.500%, 1/15/2030	345,024

	Government National Mortgage Association ARM--8.3%
3,783,069	5.500%, 5/20/2029	3,849,726
1,766,409	6.250%, 1/20/2030	1,809,827
9,090,018	6.375%, 1/20/2022 - 3/20/2023	9,304,393
3,400,395	6.500%, 10/20/2029	3,486,595
1,970,888	6.625%, 11/20/2023	2,025,107
8,261,697	6.750%, 7/20/2023 - 7/20/2024	8,533,326

	TOTAL	29,008,974

	Government National Mortgage Association REMIC--1.8%
6,156,950	Series 1999-43-FA, 2.300%, 11/16/2029	6,160,521

	TOTAL U.S. GOVERNMENT OBLIGATIONS (IDENTIFIED COST $266,062,300)	267,980,307

Principal Amount or Shares		Value
	U.S. TREASURY--8.0%
$27,637,250	United States Treasury Notes, 3.625%, 7/15/2002 (Identified Cost $27,877,109)	$28,053,467

	MUTUAL FUND--3.3%
11,688,478	Government Obligations Fund (at net asset value)	11,688,478

	TOTAL INVESTMENTS (IDENTIFIED COST $339,923,946)[1]	$342,051,617

1 The cost of investments for federal tax purposes amounts to $339,923,946. The net unrealized appreciation of investments on a federal tax basis amounts to $2,127,671 which is comprised of $2,389,163 appreciation and $261,492 depreciation at February 28, 2002.

Note: The categories of investments are shown as a percentage of net assets ($348,168,374) at February 28, 2002.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified and tax cost $339,923,946)		$342,051,617
Income receivable		6,495,487
Receivable for shares sold		513,310

TOTAL ASSETS		349,060,414

Liabilities:
Income distribution payable	$869,035
Accrued expenses	23,005

TOTAL LIABILITIES		892,040

Net assets for 36,169,488 shares outstanding		$348,168,374

Net Assets Consist of:
Paid in capital		$430,152,304
Net unrealized appreciation of investments		2,127,671
Accumulated net realized loss on investments		(83,884,603)
Distributions in excess of net investment income		(226,998)

TOTAL NET ASSETS		$348,168,374

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$306,191,393 ÷ 31,808,679 shares outstanding		$9.63

Institutional Service Shares:
$41,976,981 ÷ 4,360,809 shares outstanding		$9.63

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2002 (unaudited)

Investment Income:
Interest			$7,022,631

Expenses:
Investment adviser fee		$960,867
Administrative personnel and services fee		120,480
Custodian fees		13,856
Transfer and dividend disbursing agent fees and expenses		37,554
Directors'/Trustees' fees		5,933
Auditing fees		7,540
Legal fees		6,450
Portfolio accounting fees		45,038
Distribution services fee--Institutional Service Shares		44,465
Shareholder services fee--Institutional Shares		355,896
Shareholder services fee--Institutional Service Shares		44,465
Share registration costs		22,671
Printing and postage		13,557
Insurance premiums		826
Miscellaneous		8,956

TOTAL EXPENSES		1,688,554

Waivers and Reimbursement:
Waiver of investment adviser fee	$(259,492)
Waiver of distribution services fee--Institutional Service Shares	(44,465)
Waiver of shareholder services fee--Institutional Shares	(355,896)
Waiver of transfer and dividend disbursing agent fees and expenses	(4,050)
Reimbursement of investment adviser fee	(5,119)

TOTAL WAIVERS AND REIMBURSEMENT		(669,022)

Net expenses			1,019,532

Net investment income			6,003,099

Realized and Unrealized Gain on Investments:
Net realized gain on investments			39,896
Net change in unrealized appreciation of investments			1,191,772

Net realized and unrealized gain on investments			1,231,668

Change in net assets resulting from operations			$7,234,767

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2002	Year Ended 8/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,003,099	$17,021,813
Net realized gain on investments	39,896	25,709
Net change in unrealized appreciation on investments	1,191,772	2,818,273

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,234,767	19,865,795

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,496,150)	(15,412,018)
Institutional Service Shares	(640,166)	(1,638,973)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,136,316)	(17,050,991)

Share Transactions:
Proceeds from sale of shares	113,348,413	21,519,539
Net asset value of shares issued to shareholders in payment of distributions declared	1,914,379	4,460,656
Cost of shares redeemed	(43,920,392)	(65,169,801)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	71,342,400	(39,189,606)

Change in net assets	72,440,851	(36,374,802)
Net Assets:
Beginning of period	275,727,523	312,102,325

End of period	$348,168,374	$275,727,523

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/28/2002	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$9.59	$9.50	$9.51	$9.67	$9.74	$9.64
Income From Investment Operations:
Net investment income	0.19	0.57	0.55	0.51	0.56	0.59
Net realized and unrealized gain (loss) on investments	0.04	0.09	(0.02)	(0.16)	(0.07)	0.10

TOTAL FROM INVESTMENT OPERATIONS	0.23	0.66	0.53	0.35	0.49	0.69

Less Distributions:
Distributions from net investment income	(0.19)	(0.57)	(0.54)	(0.51)	(0.56)	(0.59)

Net Asset Value, End of Period	$9.63	$9.59	$9.50	$9.51	$9.67	$9.74

Total Return[1]	2.36%	7.18%	5.77%	3.74%	5.13%	7.31%

Ratios to Average Net Assets:

Expenses	0.61%[2]	0.58%	0.57%	0.55%	0.55%	0.55%

Net investment income	3.77%[2]	6.00%	5.75%	5.28%	5.77%	6.03%

Expense waiver/reimbursement[3]	0.42%[2]	0.42%	0.46%	0.45%	0.44%	0.44%

Supplemental Data:

Net assets, end of period (000 omitted)	$306,191	$241,461	$283,706	$384,011	$420,988	$498,220

Portfolio turnover	33%	38%	73%	83%	56%	84%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights --Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/28/2002	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$9.59	$9.50	$9.51	$9.67	$9.74	$9.64
Income From Investment Operations:
Net investment income	0.17	0.55	0.52	0.48	0.53	0.56
Net realized and unrealized gain (loss) on investments	0.04	0.09	(0.01)	(0.15)	(0.07)	0.10

TOTAL FROM INVESTMENT OPERATIONS	0.21	0.64	0.51	0.33	0.46	0.66

Less Distributions:
Distributions from net investment income	(0.17)	(0.55)	(0.52)	(0.49)	(0.53)	(0.56)

Net Asset Value, End of Period	$9.63	$9.59	$9.50	$9.51	$9.67	$9.74

Total Return[1]	2.24%	6.91%	5.50%	3.49%	4.87%	7.05%

Ratios to Average Net Assets:

Expenses	0.86%[2]	0.83%	0.82%	0.80%	0.80%	0.80%

Net investment income	3.52%[2]	5.72%	5.51%	5.03%	5.55%	5.78%

Expense waiver/reimbursement[3]	0.42%[2]	0.42%	0.46%	0.45%	0.44%	0.44%

Supplemental Data:

Net assets, end of period (000 omitted)	$41,977	$34,266	$28,396	$33,376	$48,685	$87,322

Portfolio turnover	33%	38%	73%	83%	56%	84%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2002 (unaudited)

ORGANIZATION

Federated ARMs Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income consistent with minimal volatility of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government and agency securities and other fixed income and asset backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At August 31, 2001 the Fund, for federal tax purposes, had a capital loss carryforward of $83,849,450, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2002	$13,730,287

2003	$57,180,753

2004	$ 8,689,597

2008	$ 2,279,774

2009	$ 1,969,039

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 2/28/2002		Year Ended 8/31/2001
	Shares	Amount	Shares	Amount
Institutional Shares:
Shares sold	10,138,196	$97,563,837	1,178,211	$11,267,097
Shares issued to shareholders in payment of distributions declared	175,165	1,686,457	410,134	3,920,762
Shares redeemed	(3,683,646)	(35,475,649)	(6,277,156)	(59,984,709)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	6,629,715	$63,774,645	(4,688,811)	$(44,796,850)

	Six Months Ended 2/28/2002		Year Ended 8/31/2001
	Shares	Amount	Shares	Amount
Institutional Service Shares:
Shares sold	1,641,794	$15,784,576	1,069,665	$10,252,442
Shares issued to shareholders in payment of distributions declared	23,680	227,922	56,472	539,894
Shares redeemed	(877,777)	(8,444,743)	(542,498)	(5,185,092)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	787,697	$7,567,755	583,639	$5,607,244

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	7,417,412	$71,342,400	(4,105,172)	$(39,189,606)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Government Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of long-term U.S. government securities for the six months ended February 28, 2002, were as follows:

Purchases	$165,014,833

Sales	$100,183,498

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

WILLIAM D. DAWSON III

Chief Investment Officer

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated ARMs Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 314082108
Cusip 314082207

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

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